Leases - Amounts recognized in the consolidated statement of profit and loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
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Right-of-use depreciation	€ 66,720	€ 62,580
Finance lease expenses	35,786	35,205	€ 34,558
Expenses related to short-term contracts	3,106	3,569
Expenses related to low-value contracts	13,404	11,254
Other operating lease expenses	16,435	13,353
Total operating lease expenses	32,945	28,176	€ 33,235
Lease payments	82,692	79,037
Accumulated depreciation and amortisation
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Right-of-use depreciation	66,720	62,580
Buildings
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Right-of-use depreciation	57,901	52,774
Machinery
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Right-of-use depreciation	2,120	1,588
Computer equipment
DisclosureOfQuantitativeInformationAboutRightofuseAssetsLineItems
Right-of-use depreciation	2,269	3,012
Vehicles
DisclosureOfQuantitativeInformationAboutRightofuseAssetsLineItems
Right-of-use depreciation	€ 4,430	€ 5,206